SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Small-Cap ETFTM

Supplement dated March 11, 2013 to the

Prospectus dated December 28, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 11, 2013, the management fee of the Schwab U.S. Small-Cap ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Small-Cap ETF	0.10%	0.08%

Accordingly, the following changes to the Prospectus are effective March 11, 2013:

1. The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 16 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.08
Other expenses	None

Total annual operating expenses	0.08

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$8	$26	$45	$103

2. The table following the second paragraph under the “Fund management” section on page 42 of the Prospectus is revised to reflect the reduction of the management fee applicable to the Schwab U.S. Small-Cap ETF from 0.10% to 0.08%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG73232-00 (03/13) © 2013 All Rights Reserved

SCHWAB STRATEGIC TRUST

Schwab Equity ETFTM

Schwab U.S. Small-Cap ETFTM

Supplement dated March 11, 2013 to the

Statement of Additional Information dated December 28, 2012

as supplemented February 28, 2013

(the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective March 11, 2013, the management fee of the Schwab U.S. Small-Cap ETF has been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab U.S. Small-Cap ETF	0.10%	0.08%

Accordingly, effective March 11, 2013, the table following the third paragraph under the “Advisory Agreement” section on page 31 of the SAI is revised to reflect the reduction of the management fee applicable to the Schwab U.S. Small-Cap ETF from 0.10% to 0.08%.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG73233-00 (03/13) © 2013 All Rights Reserved